SEGMENT INFORMATION - Revenue by similar group of products or services (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
SEGMENT INFORMATION
Sale of goods and services	$ 464,828,548	$ 419,446,439	$ 328,455,588
Seed and integrated products
SEGMENT INFORMATION
Sale of goods and services	96,398,260	56,607,964	47,858,146
Crop protection
SEGMENT INFORMATION
Sale of goods and services	227,212,278	205,685,451	173,095,092
Crop nutrition
SEGMENT INFORMATION
Sale of goods and services	141,218,010	157,153,024	107,502,350
Seed Treatments Packs | Seed and integrated products
SEGMENT INFORMATION
Sale of goods and services	29,992,052	32,469,652	29,056,276
Seed & Royalties Payments | Seed and integrated products
SEGMENT INFORMATION
Sale of goods and services	5,587,594	7,004,400	6,384,927
HB4 Program | Seed and integrated products
SEGMENT INFORMATION
Sale of goods and services	60,818,614	17,133,912	12,416,943
Adjuvants | Crop protection
SEGMENT INFORMATION
Sale of goods and services	56,634,128	52,978,705	51,211,406
Seed CP Products and Services | Crop protection
SEGMENT INFORMATION
Sale of goods and services	34,877,911	26,080,587	26,478,873
Bioprotection | Crop protection
SEGMENT INFORMATION
Sale of goods and services	28,933,824	32,502,175
Other CP Products and Services | Crop protection
SEGMENT INFORMATION
Sale of goods and services	106,766,415	94,123,984	95,404,813
Inoculants & Biofertilizers | Crop nutrition
SEGMENT INFORMATION
Sale of goods and services	18,315,253	23,621,534	23,621,552
Micro-beaded Fertilizers | Crop nutrition
SEGMENT INFORMATION
Sale of goods and services	88,158,727	90,827,714	$ 83,880,798
Biostimulants | Crop nutrition
SEGMENT INFORMATION
Sale of goods and services	15,456,185	9,800,318
Syngenta license agreement | Crop nutrition
SEGMENT INFORMATION
Sale of goods and services	$ 19,287,845	$ 32,903,458